Shareholders' Equity - Additional Information (Detail) - $ / shares	Dec. 31, 2021	Mar. 25, 2021	Mar. 22, 2021	Feb. 12, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, par value	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock, par value		$ 0.0001
Class A Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000
Common stock, par value	$ 0.0001
Common stock, shares issued	0
Common stock, shares outstanding	0
Temporary equity shares outstanding	40,250,000
Class A Ordinary Shares | Founder
Class of Stock [Line Items]
Percentage of common stock issued and outstanding	20.00%
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000
Common stock, par value	$ 0.0001
Common stock, shares issued	10,062,500
Common stock, shares outstanding	10,062,500
Percentage holding of common stock eligible for voting of directors	50.00%
Percentage votes in terms of stock holding to approve voting rights of shares of another class	90.00%
Class B Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000
Common stock, par value	$ 0.0001
Common stock, shares issued	10,062,500
Common stock, shares outstanding	10,062,500
Class B Ordinary Shares | Founder
Class of Stock [Line Items]
Common stock, shares outstanding			10,062,500	9,487,500
Percentage of common stock issued and outstanding	20.00%